CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interests [Member]
Balance at Dec. 31, 2012	$ (91.0)	$ 1.5	$ 2,069.7	$ (173.3)	$ (2,404.3)	$ 1.1	$ 414.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	17.4				(46.8)		64.2
Share-based compensation	9.5		9.5
Purchase of treasury stock	(0.7)			(0.7)
Change in accumulated other comprehensive income (loss)	322.3					322.3
Net distributions to noncontrolling interests	(64.8)						(64.8)
Balance at Dec. 31, 2013	192.7	1.5	2,079.2	(174.0)	(2,451.1)	323.4	413.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(34.1)				(96.9)		62.8
Issuance of common stock	345.3	0.4	344.9
Retirement of treasury stock	0.0	(0.1)	(173.9)	174.0
Share-based compensation	8.9		8.9
Purchase of treasury stock	(1.0)			(1.0)
Change in accumulated other comprehensive income (loss)	(527.8)					(527.8)
Net distributions to noncontrolling interests	(61.0)						(61.0)
Balance at Dec. 31, 2014	(77.0)	1.8	2,259.1	(1.0)	(2,548.0)	(204.4)	415.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(290.8)				(306.3)		15.5
Share-based compensation	4.2		4.2
Purchase of treasury stock	(0.8)			(0.8)
Change in accumulated other comprehensive income (loss)	(10.2)					(10.2)
Net distributions to noncontrolling interests	(18.3)						(18.3)
Balance at Mar. 31, 2015	(392.9)	1.8	2,263.3	(1.8)	(2,854.3)	(214.6)	412.7
Balance at Dec. 31, 2014	(77.0)	1.8	2,259.1	(1.0)	(2,548.0)	(204.4)	415.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(446.2)				(509.0)		62.8
Share-based compensation	7.7		7.7
Purchase of treasury stock	(1.0)			(1.0)
Change in accumulated other comprehensive income (loss)	17.2					17.2
Net distributions to noncontrolling interests	(96.3)						(96.3)
Balance at Dec. 31, 2015	(595.6)	1.8	2,266.8	(2.0)	(3,057.0)	(187.2)	382.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	4.4				(13.6)		18.0
Share-based compensation	2.0		2.0
Purchase of treasury stock	(0.3)			(0.3)
Change in accumulated other comprehensive income (loss)	(1.0)					(1.0)
Net distributions to noncontrolling interests	(21.1)						(21.1)
Balance at Mar. 31, 2016	$ (611.6)	$ 1.8	$ 2,268.8	$ (2.3)	$ (3,070.6)	$ (188.2)	$ 378.9